UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-3651

Touchstone Strategic Trust
(Exact name of registrant as specified in charter)

303 Broadway, Cincinnati, Ohio			45202
(Address of principal executive offices)			(Zip code)

Jill T. McGruder, 303 Broadway, Cincinnati, Ohio 45202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(513) 878-4066

Date of fiscal year end:	3/31

Date of reporting period:	9/30/11

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Semiannual Report

September 30, 2011
(Unaudited)

Semi-Annual Report

Touchstone Strategic Trust

Touchstone Diversified Small Cap Growth Fund

Touchstone Growth Opportunities Fund

Touchstone Large Cap Growth Fund

Touchstone Mid Cap Growth Fund

Table of Contents

Page
Tabular Presentation of Portfolios of Investments	3

Statements of Assets and Liabilities	4-5

Statements of Operations	6

Statements of Changes in Net Assets	7-8

Financial Highlights	9-17

Notes to Financial Statements	18-31

Portfolios of Investments:

Touchstone Diversified Small Cap Growth Fund	32-33

Touchstone Growth Opportunities Fund	34

Touchstone Large Cap Growth Fund	35

Touchstone Mid Cap Growth Fund	36-37

Other Items	38-39

Privacy Protection Policy	40

Tabular Presentation of Portfolios of Investments (Unaudited)

September 30, 2011

The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

Touchstone Diversified Small Cap Growth Fund

Sector Allocation*	(% of Net Assets)
Health Care	21.7%
Information Technology	21.4
Consumer Discretionary	19.8
Industrials	14.8
Financials	9.0
Energy	6.5
Materials	1.7
Telecommunication Services	0.7
Investment Funds	10.2
Other Assets/Liabilities (Net)	(5.8)
Total	100.0%

Touchstone Growth Opportunities Fund

Sector Allocation*	(% of Net Assets)
Information Technology	38.4%
Industrials	17.7
Health Care	12.6
Materials	8.9
Energy	7.4
Consumer Staples	7.0
Consumer Discretionary	6.1
Investment Funds	1.8
Other Assets/Liabilities (Net)	0.1
Total	100.0%

Touchstone Large Cap Growth Fund

Sector Allocation*	(% of Net Assets)
Consumer Discretionary	32.4%
Information Technology	17.7
Consumer Staples	17.0
Health Care	13.1
Energy	9.6
Industrials	5.0
Telecommunication Services	2.2
Materials	1.5
Investment Funds	1.6
Other Assets/Liabilities (Net)	(0.1)
Total	100.0%

Touchstone Mid Cap Growth Fund

Sector Allocation*	(% of Net Assets)
Information Technology	24.8%
Consumer Discretionary	13.4
Materials	12.8
Health Care	12.6
Energy	12.4
Industrials	8.4
Financials	5.6
Consumer Staples	4.1
Telecommunication Services	1.5
Investment Funds	9.2
Other Assets/Liabilities (Net)	(4.8)
Total	100.0%

*  Source: Bloomberg

Statements of Assets and Liabilities

September 30, 2011 (Unaudited)

	Touchstone Diversified Small Cap Growth Fund	Touchstone Growth Opportunities Fund	Touchstone Large Cap Growth Fund	Touchstone Mid Cap Growth Fund
Assets
Investment securities:
At cost	$29,617,429	$159,166,552	$538,927,265	$698,047,303
Affiliated securities, at fair value	$1,060,668	$2,656,009	$9,980,834	$32,406,453
Non-affiliated securities, at fair value	29,454,776	142,852,758	634,153,132	614,235,679
At fair value (A)	$30,515,444	$145,508,767	$644,133,966	$646,642,132
Dividends and interest receivable	5,216	114,741	794,552	443,555
Receivable for capital shares sold	44,761	231,466	500,155	516,025
Receivable for securities sold	841,671	—	—	5,381,297
Receivable for securities lending income	563	48	17,935	4,654
Tax reclaims receivable	—	—	—	10,463
Other assets	25,945	54,971	58,683	53,161
Total Assets	31,433,600	145,909,993	645,505,291	653,051,287
Liabilities
Overdrafts payable	—	—	—	5,458
Payable upon return of securities loaned	1,881,046	—	—	24,314,248
Payable for capital shares redeemed	59,046	71,801	1,305,285	1,460,595
Payable for professional services	13,502	17,678	20,092	18,115
Payable for securities purchased	603,857	—	—	9,442,765
Payable to Advisor	7,905	44,722	329,804	469,702
Payable to other affiliates	12,693	42,277	349,938	323,432
Payable to Trustees	2,753	2,731	1,079	2,593
Other accrued expenses and liabilities	15,763	16,537	85,300	81,927
Total Liabilities	2,596,565	195,746	2,091,498	36,118,835
Net Assets	$28,837,035	$145,714,247	$643,413,793	$616,932,452
Net assets consist of:
Paid-in capital	$45,376,156	$203,077,974	$708,251,091	$637,791,621
Accumulated net investment loss	(148,428)	(321,766)	(587,856)	(3,633,671)
Accumulated net realized gains (losses) from security transactions	(17,288,708)	(43,384,176)	(169,456,143)	34,179,673
Net unrealized appreciation (depreciation) on investments	898,015	(13,657,785)	105,206,701	(51,405,171)
Net Assets	$28,837,035	$145,714,247	$643,413,793	$616,932,452
Pricing of Class A Shares
Net assets attributable to Class A shares	$6,358,895	$73,073,882	$211,734,899	$336,656,862
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	687,531	3,651,364	9,264,347	17,667,744
Net asset value and redemption price per share	$9.25	$20.01	$22.85	$19.05
Maximum offering price per share	$9.81	$21.23	$24.24	$20.21
Pricing of Class B Shares
Net assets attributable to Class B shares	$—	$—	$10,652,407	$13,446,239
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	—	487,762	840,957
Net asset value, offering price and redemption price per share*	$—	$—	$21.84	$15.99

Statements of Assets and Liabilities (Continued)

	Touchstone Diversified Small Cap Growth Fund	Touchstone Growth Opportunities Fund	Touchstone Large Cap Growth Fund	Touchstone Mid Cap Growth Fund
Pricing of Class C Shares
Net assets attributable to Class C shares	$1,770,233	$7,538,803	$102,475,438	$155,494,409
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	197,295	406,598	4,710,368	9,802,456
Net asset value, offering price and redemption price per share*	$8.97	$18.54	$21.76	$15.86
Pricing of Class Y Shares
Net assets attributable to Class Y shares	$20,707,907	$8,648,704	$318,551,049	$106,716,653
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,212,305	429,809	13,786,341	5,555,888
Net asset value, offering price and redemption price per share	$9.36	$20.12	$23.11	$19.21
Pricing of Institutional Class Shares
Net assets attributable to Institutional Class shares	$—	$56,452,858	$—	$4,618,289
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	2,794,465	—	240,408
Net asset value, offering price and redemption price per share	$—	$20.20	$—	$19.21
(A) Includes market value of securities on loan of:	$1,745,444	$—	$—	$22,793,808

*  Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

Statements of Operations

For the Six Months Ended September 30, 2011 (Unaudited)

	Touchstone Diversified Small Cap Growth Fund	Touchstone Growth Opportunities Fund	Touchstone Large Cap Growth Fund	Touchstone Mid Cap Growth Fund
Investment Income
Dividends from affiliated securities	$586	$2,830	$9,649	$12,709
Dividends from non-affiliated securities (A)	65,584	534,003	3,820,914	2,091,319
Income from securities loaned	4,796	9,731	42,434	48,878
Total Investment Income	70,966	546,564	3,872,997	2,152,906
Expenses
Investment advisory fees	181,394	611,112	2,604,674	2,841,533
Distribution expenses, Class A	9,846	110,567	295,912	567,917
Distribution expenses, Class B	—	—	4,383	142
Distribution expenses, Class C	11,035	46,882	591,872	1,006,104
Administration fees	34,665	163,358	731,921	778,897
Transfer Agent fees, Class A	8,976	41,189	141,724	226,586
Transfer Agent fees, Class B	—	—	7,394	10,728
Transfer Agent fees, Class C	1,862	8,766	50,384	83,041
Transfer Agent fees, Class Y	9,010	1,026	308,262	40,586
Transfer Agent fees, Institutional Class	—	221	—	28 *
Postage and supplies	9,238	30,433	67,422	68,688
Reports to shareholders, Class A	3,926	4,657	22,358	34,864
Reports to shareholders, Class B	—	—	4,442	5,279
Reports to shareholders, Class C	4,455	3,652	12,894	21,219
Reports to shareholders, Class Y	7,282	2,943	40,033	7,799
Reports to shareholders, Institutional Class	—	2,990	—	5,553 *
Registration fees, Class A	7,330	14,970	8,054	16,777
Registration fees, Class B	—	—	7,849	5,504
Registration fees, Class C	5,879	4,827	11,891	7,836
Registration fees, Class Y	8,546	6,015	11,161	9,888
Registration fees, Institutional Class	—	7,889	—	744 *
Networking Fees, Class A	357	2,567	30,847	58,959
Networking Fees, Class B	—	—	2,423	3,883
Networking Fees, Class C	316	2,065	14,043	36,376
Networking Fees, Class Y	33	3	1,206	26
Networking Fees, Institutional Class	—	145	—	— *
Professional fees	9,362	10,598	15,796	16,705
Custodian fees	262	1,221	7,024	11,044
Trustees' fees and expenses	4,715	4,725	5,286	4,784
Compliance fees and expenses	895	895	895	895
Other expenses	716	1,720	10,224	12,587
Total Expenses	320,100	1,085,436	5,010,374	5,884,972
Fees waived by the Administrator	(34,665)	(163,358)	(473,136)	(40,355)
Fees waived and/or expenses reimbursed by the Advisor	(66,041)	(53,748)	—	—
Net Expenses	219,394	868,330	4,537,238	5,844,617
Net Investment Loss	(148,428)	(321,766)	(664,241)	(3,691,711)
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) from security transactions	1,651,694	(9,350,806)	46,256,698	12,919,799
Net change in unrealized appreciation/(depreciation) on investments	(9,015,549)	(28,710,564)	(104,676,815)	(199,840,521)
Net Realized and Unrealized Gains on Investments	(7,363,855)	(38,061,370)	(58,420,117)	(186,920,722)
Change in Net Assets Resulting from Operations	$(7,512,283)	$(38,383,136)	$(59,084,358)	$(190,612,433)
(A) Net of foreign tax withholding of:	$—	$—	$67,745	$5,478

*  Represents the period from commencement of operations (April 1, 2011) through September 30, 2011.

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Touchstone Diversified Small Cap Growth Fund		Touchstone Growth Opportunities Fund
	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011
From Operations
Net investment income (loss)	$(148,428)	$(302,234)	$(321,766)	$312,483
Net realized gains (losses) from security transactions	1,651,694	4,216,821	(9,350,806)	23,052,227
Net change in unrealized appreciation/(depreciation) on investments	(9,015,549)	3,970,060	(28,710,564)	3,780,887
Change in Net Assets Resulting from Operations	(7,512,283)	7,884,647	(38,383,136)	27,145,597
Distributions to Shareholders
From net investment income, Class A	—	—	—	(242,350)
From net investment income, Class C	—	—	—	(15,748)
From net investment income, Class Y	—	—	—	(14,894)
From net investment income, Institutional Class	—	—	—	(272,661)
Decrease in Net Assets from Distributions to Shareholders	—	—	—	(545,653)
From Capital Share Transactions
Class A
Proceeds from shares sold	364,575	3,783,539	8,812,503	13,611,156
Reinvested distributions	—	—	—	220,719
Proceeds from shares issued in connection with merger (A)	—	—	—	45,986,668
Payments for shares redeemed	(8,028,458)	(4,104,649)	(12,583,522)	(10,856,965)
Change in Net Assets from Class A Share Transactions	(7,663,883)	(321,110)	(3,771,019)	48,961,578
Class C
Proceeds from shares sold	21,670	20,300	362,883	1,362,141
Reinvested distributions	—	—	—	12,062
Proceeds from shares issued in connection with merger (A)	—	—	—	1,443,130
Payments for shares redeemed	(225,706)	(683,371)	(1,328,744)	(2,017,847)
Change in Net Assets from Class C Share Transactions	(204,036)	(663,071)	(965,861)	799,486
Class Y
Proceeds from shares sold	11,019,733	3,210,329	7,615,770	889,888
Reinvested distributions	—	—	—	7,659
Payments for shares redeemed	(4,275,027)	(8,778,069)	(701,828)	(604,582)
Change in Net Assets from Class Y Share Transactions	6,744,706	(5,567,740)	6,913,942	292,965
Institutional Class
Proceeds from shares sold	—	—	18,434,976	34,236,952
Reinvested distributions	—	—	—	252,307
Payments for shares redeemed	—	—	(3,365,802)	(8,589,836)
Change in Net Assets from Institutional Class Share Transactions	—	—	15,069,174	25,899,423
Total Change in Net Assets	(8,635,496)	1,332,726	(21,136,900)	102,553,396
Net Assets
Beginning of period	37,472,531	36,139,805	166,851,147	64,297,751
End of period	$28,837,035	$37,472,531	$145,714,247	$166,851,147
Accumulated Net Investment Loss	$(148,428)	$—	$(321,766)	$—

(A)  See footnote 8 in the notes to financial statements.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Touchstone Large Cap Growth Fund		Touchstone Mid Cap Growth Fund
	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011
From Operations
Net investment loss	$(664,241)	$(2,895,744)	$(3,691,711)	$(2,646,368)
Net realized gains from security transactions	46,256,698	124,890,601	12,919,799	159,538,973
Net change in unrealized appreciation/(depreciation) on investments	(104,676,815)	4,787,430	(199,840,521)	10,043,161
Change in Net Assets Resulting from Operations	(59,084,358)	126,782,287	(190,612,433)	166,935,766
From Capital Share Transactions
Class A
Proceeds from shares sold	28,436,260	37,525,420	50,075,392	101,107,970
Proceeds from shares issued in connection with merger (A)	23,922,198	—	—	—
Payments for shares redeemed	(108,820,395)	(132,218,091)	(191,139,045)	(214,719,417)
Change in Net Assets from Class A Share Transactions	(56,461,937)	(94,692,671)	(141,063,653)	(113,611,447)
Class B
Proceeds from shares sold	6,942	11,132	70,515	87,874
Payments for shares redeemed	(1,949,800)	(3,810,505)	(5,572,984)	(14,031,080)
Change in Net Assets from Class B Share Transactions	(1,942,858)	(3,799,373)	(5,502,469)	(13,943,206)
Class C
Proceeds from shares sold	2,591,249	6,672,654	4,664,597	12,270,665
Proceeds from shares issued in connection with merger (A)	1,730,818	—	—	—
Payments for shares redeemed	(20,350,815)	(43,406,395)	(22,709,383)	(49,103,632)
Change in Net Assets from Class C Share Transactions	(16,028,748)	(36,733,741)	(18,044,786)	(36,832,967)
Class Y
Proceeds from shares sold	99,525,352	68,406,858	105,978,140	27,508,300
Payments for shares redeemed	(86,792,761)	(140,151,719)	(17,456,764)	(12,625,487)
Change in Net Assets from Class Y Share Transactions	12,732,591	(71,744,861)	88,521,376	14,882,813
Institutional Class*
Proceeds from shares sold	—	—	5,403,749	—
Payments for shares redeemed	—	—	(80,367)	—
Change in Net Assets from Institutional Class Share Transactions	—	—	5,323,382	—
Total Change in Net Assets	(120,785,310)	(80,188,359)	(261,378,583)	17,430,959
Net Assets
Beginning of period	764,199,103	844,387,462	878,311,035	860,880,076
End of period	$643,413,793	$764,199,103	$616,932,452	$878,311,035
Accumulated Net Investment Income (Loss)	$(587,856)	$76,385	$(3,633,671)	$58,040

(A)  See footnote 8 in the notes to financial statements.

*  Represents the period from commencement of operations (April 1, 2011) through September 30, 2011.

See accompanying notes to financial statements.

Financial Highlights

Touchstone Diversified Small Cap Growth Fund — Class A

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2011		Year Ended March 31,				Period Ended March 31,
	(Unaudited)		2011	2010	2009	2008	2007 (A)
Net asset value at beginning of period	$11.65		$9.09	$6.27	$9.80	$11.64	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.10)		(0.09)	(0.08)	(0.02)	0.50	(0.07)
Net realized and unrealized gains (losses) on investments	(2.30)		2.65	2.90	(3.51)	(1.15)	1.71
Total from investment operations	(2.40)		2.56	2.82	(3.53)	(0.65)	1.64
Less distributions:
Distributions from net realized gains	—		—	—	—	(1.19)	—
Net asset value at end of period	$9.25		$11.65	$9.09	$6.27	$9.80	$11.64
Total return (B)	(20.60	%) (C)	28.16%	44.98%	(36.02%)	(7.28%)	16.40	% (C)
Net assets at end of period (000's)	$6,359		$15,686	$12,708	$9,054	$22,955	$5,846
Ratio of net expenses to average net assets	1.40	% (D)	1.40%	1.40%	1.40%	1.40%	1.40	% (D)
Ratio of gross expenses to average net assets	2.17	% (D)	2.06%	2.24%	2.25%	2.03%	2.72	% (D)
Ratio of net investment income (loss) to average net assets	(1.00	%) (D)	(0.99%)	(0.99%)	(0.22%)	0.33%	(1.15	%) (D)
Portfolio turnover rate	30	% (C)	63%	76%	113%	99%	86	% (C)

Touchstone Diversified Small Cap Growth Fund — Class C

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2011		Year Ended March 31,			Period Ended March 31,
	(Unaudited)		2011	2010	2009	2008 (E)
Net asset value at beginning of period	$11.35		$8.91	$6.20	$9.75	$12.44
Income (loss) from investment operations:
Net investment loss	(0.12)		(0.19)	(0.15)	(0.08)	(0.22)
Net realized and unrealized gains (losses) on investments	(2.26)		2.63	2.86	(3.47)	(1.28)
Total from investment operations	(2.38)		2.44	2.71	(3.55)	(1.50)
Less distributions:
Distributions from net realized gains	—		—	—	—	(1.19)
Net asset value at end of period	$8.97		$11.35	$8.91	$6.20	$9.75
Total return (B)	(20.97	%) (C)	27.38%	43.71%	(36.41%)	(13.66	%) (C)
Net assets at end of period (000's)	$1,770		$2,452	$2,576	$2,267	$4,228
Ratio of net expenses to average net assets	2.15	% (D)	2.15%	2.15%	2.15%	0.84	% (D)
Ratio of gross expenses to average net assets	3.53	% (D)	3.58%	3.32%	3.54%	1.35	% (D)
Ratio of net investment loss to average net assets	(1.74	%) (D)	(1.74%)	(1.74%)	(0.98%)	(17.70	%) (D)
Portfolio turnover rate	30	% (C)	63%	76%	113%	99	% (C)

(A)  Represents the period from commencement of operations (September 6, 2006) through March 31, 2007.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

(E)  Represents the period from commencement of operations (August 1, 2007) through March 31, 2008.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Diversified Small Cap Growth Fund — Class Y

Per Share Data for a Share Outstanding Throughout Each Period

Six Months Ended September 30, 2011	Year Ended March 31,	Period Ended March 31,
(Unaudited)	2011	2010	2009	2008	2007 (A)
Net asset value at beginning of period	$11.78	$9.16	$6.30	$9.84	$11.66	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.06)	(0.08)	(0.05)	0.00	(B)	0.04	(0.05)
Net realized and unrealized gains (losses) on investments	(2.36)	2.70	2.91	(3.54)	(0.67)	1.71
Total from investment operations	(2.42)	2.62	2.86	(3.54)	(0.63)	1.66
Less distributions:
Distributions from net realized gains	—	—	—	—	(1.19)	—
Net asset value at end of period	$9.36	$11.78	$9.16	$6.30	$9.84	$11.66
Total return	(20.54	%) (C)	28.60%	45.40%	(35.98%)	(7.09%)	16.60	% (C)
Net assets at end of period (000's)	$20,708	$19,334	$20,856	$8,808	$14,509	$6,128
Ratio of net expenses to average net assets	1.15	% (D)	1.15%	1.15%	1.15%	1.15%	1.15	% (D)
Ratio of gross expenses to average net assets	1.60	% (D)	1.58%	1.66%	1.67%	1.81%	2.22	% (D)
Ratio of net investment income (loss) to average net assets	(0.74	%) (D)	(0.73%)	(0.74%)	0.02%	(0.52%)	(0.90	%) (D)
Portfolio turnover rate	30	% (C)	63%	76%	113%	99%	86	% (C)

(A)  Represents the period from commencement of operations (September 6, 2006) through March 31, 2007.

(B)  Amount rounds to less than $0.005 per share.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Growth Opportunities Fund — Class A

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2011		Year Ended March 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$25.27		$20.88	$14.41	$21.68	$20.75	$21.57
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		0.07	(0.03)	(0.15)	(0.24)	(0.35)
Net realized and unrealized gains (losses) on investments	(5.20)		4.44	6.50	(7.12)	1.17	(0.47)
Total from investment operations	(5.26)		4.51	6.47	(7.27)	0.93	(0.82)
Less distributions:
Dividends from net investment income	—		(0.12)	—	—	—	—
Net asset value at end of period	$20.01		$25.27	$20.88	$14.41	$21.68	$20.75
Total return (A)	(20.82	%) (B)	21.71%	44.90%	(33.53%)	4.48%	(3.80%)
Net assets at end of period (000's)	$73,074		$96,930	$32,182	$17,973	$26,349	$35,723
Ratio of net expenses to average net assets	1.18	% (C)	1.16%	1.24%	1.51%	1.55%	1.79%
Ratio of gross expenses to average net assets	1.41	% (C)	1.50%	1.85%	2.04%	1.91%	1.84%
Ratio of net investment income (loss) to average net assets	(0.51	%) (C)	0.10%	(0.22%)	(0.70%)	(0.89%)	(1.12%)
Portfolio turnover rate	57	% (B)	130%	100%	60%	82%	161%

Touchstone Growth Opportunities Fund — Class C

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2011		Year Ended March 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$23.50		$19.49	$13.55	$20.42	$19.63	$20.60
Income (loss) from investment operations:
Net investment loss	(0.17)		(0.07)	(0.17)	(0.29)	(0.35)	(0.54)
Net realized and unrealized gains (losses) on investments	(4.79)		4.12	6.11	(6.58)	1.14	(0.43)
Total from investment operations	(4.96)		4.05	5.94	(6.87)	0.79	(0.97)
Less distributions:
Dividends from net investment income	—		(0.04)	—	—	—	—
Net asset value at end of period	$18.54		$23.50	$19.49	$13.55	$20.42	$19.63
Total return (A)	(21.11	%) (B)	20.82%	43.84%	(33.64%)	4.02%	(4.71%)
Net assets at end of period (000's)	$7,539		$10,592	$8,085	$6,262	$11,115	$11,957
Ratio of net expenses to average net assets	1.93	% (C)	1.93%	1.99%	2.27%	2.30%	2.71%
Ratio of gross expenses to average net assets	2.42	% (C)	2.58%	2.63%	2.82%	2.71%	2.75%
Ratio of net investment loss to average net assets	(1.26	%) (C)	(0.43%)	(0.96%)	(1.46%)	(1.60%)	(2.00%)
Portfolio turnover rate	57	% (B)	130%	100%	60%	82%	161%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Not annualized.

(C)  Annualized.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Growth Opportunities Fund — Class Y

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2011		Year Ended March 31,			Period Ended March 31,
	(Unaudited)		2011	2010		2009 (A)
Net asset value at beginning of period	$25.38		$20.94	$14.41		$14.37
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		0.14	(0.00	) (B)	(0.00	) (B)
Net realized and unrealized gains (losses) on investments	(5.22)		4.45	6.53		0.04
Total from investment operations	(5.26)		4.59	6.53		0.04
Less distributions:
Dividends from net investment income	—		(0.15)	—		—
Net asset value at end of period	$20.12		$25.38	$20.94		$14.41
Total return	(20.72	%) (C)	22.06%	45.32%		0.28	% (C)
Net assets at end of period (000's)	$8,649		$2,947	$2,223		$3
Ratio of net expenses to average net assets	0.95	% (D)	0.93%	0.98%		0.97	% (D)
Ratio of gross expenses to average net assets	1.48	% (D)	1.73%	3.73%		1.82	% (D)
Ratio of net investment income (loss) to average net assets	(0.20	%) (D)	0.63%	(0.04%)		0.21	% (D)
Portfolio turnover rate	57	% (C)	130%	100%		60	% (C)

Touchstone Growth Opportunities Fund — Institutional Class

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2011		Year Ended March 31,		Period Ended March 31,
	(Unaudited)		2011	2010	2009 (A)
Net asset value at beginning of period	$25.46		$20.98	$14.42	$14.37
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		0.16	0.01	(0.00	) (B)
Net realized and unrealized gains (losses) on investments	(5.24)		4.48	6.55	0.05
Total from investment operations	(5.26)		4.64	6.56	0.05
Less distributions:
Dividends from net investment income	—		(0.16)	—	—
Net asset value at end of period	$20.20		$25.46	$20.98	$14.42
Total return	(20.66	%) (C)	22.25%	45.49%	0.35	% (C)
Net assets at end of period (000's)	$56,453		$56,381	$21,807	$3
Ratio of net expenses to average net assets	0.78	% (D)	0.75%	0.84%	0.82	% (D)
Ratio of gross expenses to average net assets	1.05	% (D)	1.15%	1.49%	1.82	% (D)
Ratio of net investment income (loss) to average net assets	(0.10	%) (D)	0.78%	0.15%	0.36	% (D)
Portfolio turnover rate	57	% (C)	130%	100%	60	% (C)

(A)  Represents the period from commencement of operations (February 2, 2009) through March 31, 2009.

(B)  Amount rounds to less than $0.005.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Large Cap Growth Fund — Class A

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2011		Year Ended March 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$24.95		$20.74	$14.73	$24.45	$22.06	$23.26
Income (loss) from investment operations:
Net investment income (loss)	(0.02	) (D)	(0.09)	(0.02)	0.09	0.02	(0.04)
Net realized and unrealized gains (losses) on investments	(2.08)		4.30	6.08	(9.80)	2.37	(1.16)
Total from investment operations	(2.10)		4.21	6.06	(9.71)	2.39	(1.20)
Less distributions:
Dividends from net investment income	—		—	(0.04)	(0.01)	—	—
Tax return of capital	—		—	(0.01)	—	—	—
Total distributions	—		—	(0.05)	(0.01)	—	—
Net asset value at end of period	$22.85		$24.95	$20.74	$14.73	$24.45	$22.06
Total return (A)	(8.42	%) (B)	20.30%	41.15%	(39.71%)	10.83%	(5.16%)
Net assets at end of period (000's)	$211,735		$291,827	$334,465	$418,808	$719,488	$656,582
Ratio of net expenses to average net assets	1.25	% (C)	1.25%	1.25%	1.25%	1.25%	1.16%
Ratio of gross expenses to average net assets	1.37	% (C)	1.36%	1.37%	1.33%	1.33%	1.24%
Ratio of net investment income (loss) to average net assets	(0.19	%) (C)	(0.36%)	(0.29%)	0.41%	0.06%	(0.16%)
Portfolio turnover	23	% (B)	76%	83%	126%	72%	115%

Touchstone Large Cap Growth Fund — Class B

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2011		Year Ended March 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$23.85		$19.93	$14.22	$23.68	$21.46	$22.83
Income (loss) from investment operations:
Net investment loss	(0.11)		(0.20)	(0.44)	(0.08)	(0.15)	(0.21)
Net realized and unrealized gains (losses) on investments	(1.90)		4.12	6.15	(9.38)	2.37	(1.16)
Total from investment operations	(2.01)		3.92	5.71	(9.46)	2.22	(1.37)
Net asset value at end of period	$21.84		$23.85	$19.93	$14.22	$23.68	$21.46
Total return (A)	(8.43	%) (B)	19.67%	40.15%	(39.95%)	10.34%	(6.00%)
Net assets at end of period (000's)	$10,652		$13,467	$14,897	$14,186	$29,829	$26,669
Ratio of net expenses to average net assets	1.37	% (C)	1.74%	2.00%	2.00%	2.00%	2.02%
Ratio of gross expenses to average net assets	1.38	% (C)	1.83%	2.29%	2.20%	2.18%	2.10%
Ratio of net investment loss to average net assets	(0.31	%) (C)	(0.85%)	(1.05%)	(0.35%)	(0.65%)	(0.98%)
Portfolio turnover rate	23	% (B)	76%	83%	126%	72%	115%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Not annualized.

(C)  Annualized.

(D)  Calculated using average share method.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Large Cap Growth Fund — Class C

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2011		Year Ended March 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$23.84		$19.97	$14.25	$23.74	$21.52	$22.88
Income (loss) from investment operations:
Net investment loss	(0.18)		(0.27)	(0.22)	(0.07)	(0.14)	(0.20)
Net realized and unrealized gains (losses) on investments	(1.90)		4.14	5.94	(9.42)	2.36	(1.16)
Total from investment operations	(2.08)		3.87	5.72	(9.49)	2.22	(1.36)
Net asset value at end of period	$21.76		$23.84	$19.97	$14.25	$23.74	$21.52
Total return (A)	(8.72	%) (B)	19.38%	40.14%	(39.97%)	10.32%	(5.94%)
Net assets at end of period (000's)	$102,475		$127,172	$142,179	$137,641	$236,582	$190,261
Ratio of net expenses to average net assets	2.00	% (C)	2.00%	2.00%	2.00%	2.00%	1.95%
Ratio of gross expenses to average net assets	2.10	% (C)	2.13%	2.16%	2.11%	2.09%	2.01%
Ratio of net investment loss to average net assets	(0.94	%) (C)	(1.11%)	(1.05%)	(0.33%)	(0.66%)	(0.92%)
Portfolio turnover rate	23	% (B)	76%	83%	126%	72%	115%

Touchstone Large Cap Growth Fund — Class Y

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2011		Year Ended March 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$25.19		$20.89	$14.84	$24.64	$22.19	$23.33
Income (loss) from investment operations:
Net investment income (loss)	0.01		(0.02)	(0.01)	0.10	0.05	0.06
Net realized and unrealized gains (losses) on investments	(2.09)		4.32	6.17	(9.85)	2.40	(1.20)
Total from investment operations	(2.08)		4.30	6.16	(9.75)	2.45	(1.14)
Less distributions:
Dividends from net investment income	—		—	(0.10)	(0.05)	—	—
Tax return of capital	—		—	(0.01)	—	—	—
Total distributions	—		—	(0.11)	(0.05)	—	—
Net asset value at end of period	$23.11		$25.19	$20.89	$14.84	$24.64	$22.19
Total return	(8.26	%) (B)	20.58%	41.53%	(39.58%)	11.04%	(4.89%)
Net assets at end of period (000's)	$318,551		$331,733	$352,847	$206,369	$31,679	$40,044
Ratio of net expenses to average net assets	0.99	% (C)	0.99%	0.99%	0.97%	1.00%	0.90%
Ratio of gross expenses to average net assets	1.14	% (C)	1.13%	1.06%	1.06%	1.04%	0.95%
Ratio of net investment income (loss) to average net assets	0.08	% (C)	(0.10%)	(0.06%)	0.95%	0.21%	0.13%
Portfolio turnover	23	% (B)	76%	83%	126%	72%	115%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Not annualized.

(C)  Annualized.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Mid Cap Growth Fund — Class A

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2011		Year Ended March 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$24.91		$20.18	$12.95	$21.16	$24.17	$24.02
Income (loss) from investment operations:
Net investment loss	(0.08)		(0.03)	(0.03)	(0.01)	(0.12)	(0.14)
Net realized and unrealized gains (losses) on investments	(5.78)		4.76	7.26	(7.96)	0.01	2.20
Total from investment operations	(5.86)		4.73	7.23	(7.97)	(0.11)	2.06
Less Distributions
Distributions from net realized gains	—		—	—	(0.24)	(2.90)	(1.91)
Net asset value at end of period	$19.05		$24.91	$20.18	$12.95	$21.16	$24.17
Total return (A)	(23.52	%) (B)	23.44%	55.83%	(37.67%)	(1.53%)	8.84%
Net assets at end of period (000's)	$336,657		$584,089	$583,543	$397,756	$649,891	$713,666
Ratio of net expenses to average net assets	1.36	% (C)	1.47%	1.50%	1.50%	1.47%	1.50%
Ratio of gross expenses to average net assets	1.36	% (C)	1.47%	1.51%	1.53%	1.47%	1.53%
Ratio of net investment loss to average net assets	(0.81	%) (C)	(0.13%)	(0.15%)	(0.07%)	(0.53%)	(0.66%)
Portfolio turnover	28	% (B)	99%	62%	71%	64%	58%

Touchstone Mid Cap Growth Fund — Class B

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2011		Year Ended March 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$20.89		$16.98	$10.98	$18.13	$21.25	$21.49
Income (loss) from investment operations:
Net investment loss	(0.15)		(0.10)	(0.16)	(0.15)	(0.28)	(0.30)
Net realized and unrealized gains (losses) on investments	(4.75)		4.01	6.16	(6.76)	0.06	1.97
Total from investment operations	(4.90)		3.91	6.00	(6.91)	(0.22)	1.67
Less Distributions
Distributions from net realized gains	—		—	—	(0.24)	(2.90)	(1.91)
Net asset value at end of period	$15.99		$20.89	$16.98	$10.98	$18.13	$21.25
Total return (A)	(23.46	%) (B)	23.03%	54.64%	(38.12%)	(2.29%)	8.04%
Net assets at end of period (000's)	$13,446		$23,376	$32,762	$29,521	$61,977	$74,935
Ratio of net expenses to average net assets	1.22	% (C)	1.77%	2.25%	2.25%	2.25%	2.25%
Ratio of gross expenses to average net assets	1.23	% (C)	1.82%	2.38%	2.34%	2.27%	2.29%
Ratio of net investment loss to average net assets	(0.67	%) (C)	(0.43%)	(0.90%)	(0.85%)	(1.31%)	(1.42%)
Portfolio turnover rate	28	% (B)	99%	62%	71%	64%	58%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Not annualized.

(C)  Annualized.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Mid Cap Growth Fund — Class C

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2011		Year Ended March 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$20.81		$17.00	$10.99	$18.15	$21.27	$21.51
Income (loss) from investment operations:
Net investment loss	(0.18)		(0.17)	(0.14)	(0.14)	(0.27)	(0.28)
Net realized and unrealized gains (losses) on investments	(4.77)		3.98	6.15	(6.78)	0.05	1.95
Total from investment operations	(4.95)		3.81	6.01	(6.92)	(0.22)	1.67
Less Distributions
Distributions from net realized gains	—		—	—	(0.24)	(2.90)	(1.91)
Net asset value at end of period	$15.86		$20.81	$17.00	$10.99	$18.15	$21.27
Total return (A)	(23.79	%) (B)	22.41%	54.69%	(38.14%)	(2.28%)	8.04%
Net assets at end of period (000's)	$155,494		$223,376	$218,413	$158,782	$302,422	$345,997
Ratio of net expenses to average net assets	2.10	% (C)	2.24%	2.25%	2.25%	2.24%	2.25%
Ratio of gross expenses to average net assets	2.11	% (C)	2.27%	2.31%	2.31%	2.24%	2.29%
Ratio of net investment loss to average net assets	(1.55	%) (C)	(0.90%)	(0.90%)	(0.84%)	(1.30%)	(1.41%)
Portfolio turnover	28	% (B)	99%	62%	71%	64%	58%

Touchstone Mid Cap Growth Fund — Class Y

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2011		Year Ended March 31,		Period Ended March 31,
	(Unaudited)		2011	2010	2009 (D)
Net asset value at beginning of period	$25.07		$20.27	$12.96	$13.20
Income (loss) from investment operations:
Net investment income (loss)	(0.24)		0.01	0.01	0.02
Net realized and unrealized gains (losses) on investments	(5.62)		4.79	7.30	(0.26)
Total from investment operations	(5.86)		4.80	7.31	(0.24)
Net asset value at end of period	$19.21		$25.07	$20.27	$12.96
Total return	(23.37	%) (B)	23.68%	56.40%	(1.82	%) (B)
Net assets at end of period (000's)	$106,717		$47,470	$26,162	$3
Ratio of net expenses to average net assets	1.07	% (C)	1.24%	1.25%	1.25	% (D)
Ratio of gross expenses to average net assets	1.08	% (C)	1.24%	1.26%	1.63	% (D)
Ratio of net investment income (loss) to average net assets	(0.48	%) (C)	0.05%	0.14%	1.11	% (D)
Portfolio turnover	28	% (B)	99%	62%	71	% (B)

(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Not annualized.

(C)  Annualized.

(D)  Represents the period from commencement of operations (February 2, 2009) through March 31, 2009.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Mid Cap Growth Fund — Institutional Class

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2011 (A) (Unaudited)
Net asset value at beginning of period	$25.30
Loss from investment operations:
Net investment loss	(0.01)
Net realized and unrealized gains on investments	(6.08)
Total from investment operations	(6.09)
Net asset value at end of period	$19.21
Total return	(24.07	%) (B)
Net assets at end of period (000's)	$4,618
Ratio of net expenses to average net assets	1.01	% (C)
Ratio of gross expenses to average net assets	1.88	% (C)
Ratio of net investment income to average net assets	(0.36	%) (C)
Portfolio turnover	28	% (B)

(A)  Represents the period from commencement of operations (April 1, 2011) through September 30, 2011.

(B)  Not annualized.

(C)  Annualized.

See accompanying notes to financial statements.

Notes to Financial Statements

September 30, 2011 (Unaudited)

1. Organization

The Touchstone Strategic Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 18, 1982. The Trust consists of the following four funds, individually, a "Fund", and collectively, the "Funds":

Touchstone Diversified Small Cap Growth Fund ("Diversified Small Cap Growth Fund")
Touchstone Growth Opportunities Fund ("Growth Opportunities Fund")
Touchstone Large Cap Growth Fund ("Large Cap Growth Fund")
Touchstone Mid Cap Growth Fund ("Mid Cap Growth Fund")

The Diversified Small Cap Growth Fund and the Mid Cap Growth Fund are each an open-end, diversified, management investment company. The Growth Opportunities Fund and the Large Cap Growth Fund are each an open-end, non-diversified management investment company.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The Funds are registered to offer different classes of shares: Class A shares, Class B shares, Class C shares, Class Y shares, and Institutional Class shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds' significant accounting policies:

Security valuation and fair value measurements — All investments in securities are recorded at their estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of September 30, 2011, for each Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration. The Funds did not hold any Level 3 categorized securities during the six months ended or as of September 30, 2011.

Notes to Financial Statements (Continued)

During the six months ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value.

A Significant Event may relate to a single issuer or to an entire market sector. If the Advisor or Sub-Advisor of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds' Administrator or Sub-Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Advisor, the Sub-Administrator notifies the Advisor or Sub-Advisor for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Advisor makes the determination whether a Fair Value Committee meeting should be called based on the information provided. These securities are categorized in Level 2.

New accounting pronouncements — In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and the International Financial Reporting Standards (IFRS)." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to categorize within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Notes to Financial Statements (Continued)

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Portfolio securities loaned — Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian in an amount at least equal to the market value of the loaned securities. The cash collateral is reinvested by the Funds' custodian into an approved investment vehicle.

As of September 30, 2011, the following Funds loaned securities and received collateral as follows:

Fund	Fair Value of Securities Loaned	Value of Collateral Received
Diversified Small Cap Growth Fund	$1,745,444	$1,881,046
Mid Cap Growth Fund	$22,793,808	$24,314,248

All collateral received as cash is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loaned securities are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest.

Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Share valuation — The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Funds is equal to the net asset value per share plus a sales load equal to 6.10% of the net asset value (or 5.75% of the offering price). The maximum offering price per share of Class B, Class C, Class Y, and Institutional Class shares of the Funds is equal to the net asset value per share.

The redemption price per share of each class of shares of the Funds is equal to the net asset value per share. However, Class B shares of the Funds are subject to a contingent deferred sales load of 5.00% in the event of a shareholder redemption within a one-year period of purchase. The contingent deferred sales load will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales load. Class C shares

Notes to Financial Statements (Continued)

of the Funds are subject to a contingent deferred sales load of 1.00% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted.

Distributions to shareholders — Each Fund declares and distributes net investment income, if any, annually, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended September 30, 2011:

	Diversified Small Cap Growth Fund	Growth Opportunities Fund	Large Cap Growth Fund	Mid Cap Growth Fund
Purchases of investment securities	$10,611,114	$114,436,036	$168,067,836	$218,061,523
Proceeds from sales and maturities	$12,635,524	$94,188,154	$248,348,157	$296,483,903

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of the Advisor (Touchstone Advisors, Inc.), the Underwriter (Touchstone Securities, Inc.) and/or JPMorgan Chase Bank, N.A. ("JPMorgan") the Sub-Administrator and Transfer Agent to the Funds. The Advisor and Underwriter are each wholly owned, indirect subsidiaries of The Western and Southern Life Insurance Company ("Western-Southern").

Notes to Financial Statements (Continued)

MANAGEMENT & EXPENSE LIMITATIONS AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an Advisory Agreement. Under the Advisory Agreement, the Funds pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as shown in the table below.

Diversified Small Cap Growth Fund	1.05%

Growth Opportunities Fund	0.75% 0.70% 0.65%	on the first $500 million on the next $500 million of such assets in excess of $1 billion

Large Cap Growth Fund	0.75% 0.70% 0.65%	on the first $200 million on the next $800 million of such assets in excess of $1 billion

Mid Cap Growth Fund	0.75% 0.70% 0.65%	on the first $500 million on the next $500 million of such assets in excess of $1 billion

The Advisor has entered into investment sub-advisory agreements with the following parties:

Fort Washington Investment Advisors, Inc.*
Diversified Small Cap Growth Fund

Navellier & Associates, Inc.
Large Cap Growth Fund

Westfield Capital Management Company, L.P.
Growth Opportunities Fund
Mid Cap Growth Fund

*  Affiliate of the Advisor

The Advisor, not the Funds, pays sub-advisory fees to each Sub-Advisor.

The Advisor entered into an Expense Limitation Agreement to contractually limit operating expenses of the Funds. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive advisory fees, administration fees and reimburse expenses in order to maintain expense limitations for the Funds as follows:

	Class A	Class B	Class C	Class Y	Institutional Class
Diversified Small Cap Growth Fund	1.40%	—	2.15%	1.15%	—
Growth Opportunities Fund*	1.24%	—	1.99%	0.99%	0.84%
Large Cap Growth Fund	1.25%	2.00%	2.00%	0.99%	—
Mid Cap Growth Fund	1.43%	2.18%	2.18%	1.18%	1.03%

*  Prior to July 29, 2011, the expense limitations for Class A, Class C, Class Y, and Institutional Class shares of Growth Opportunities Fund were 1.15%, 1.90%, 0.90%, and 0.75%, respectively.

These expense limitations will remain in effect until at least July 28, 2012.

Notes to Financial Statements (Continued)

During the six months ended September 30, 2011, the Advisor waived investment advisory fees and administration fees and/or reimbursed expenses of the Funds as follows:

	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Reimbursed
Diversified Small Cap Growth Fund	$45,160	$34,665	$20,881
Growth Opportunities Fund	$—	$163,358	$53,748
Large Cap Growth Fund	$—	$473,136	$—
Mid Cap Growth Fund	$—	$40,355	$—

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration and Accounting Services Agreement with the Trust, whereby the Advisor is responsible for supplying executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission and state securities authorities, materials for meetings of the Board of Trustees, calculating the daily net asset value per share and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% of the aggregate average daily net assets of the Trust, Touchstone Investment Trust (excluding Institutional Money Market Fund), Touchstone Funds Group Trust, and Touchstone Tax-Free Trust up to and including $6 billion; 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets of all such assets in excess of $10 billion. The fee is allocated among the Funds on the basis of relative daily net assets.

The Advisor has engaged JPMorgan as the Sub-Administrator to the Trust. JPMorgan provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and JPMorgan, JPMorgan maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, JPMorgan receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

For the six months ended September 30, 2011, the following Funds reimbursed the Advisor for amounts paid to third parties that provide sub-transfer agency and other administrative services to the Funds. These amounts are included in transfer agent fees on the Statements of Operations:

Amount
Diversified Small Cap Growth Fund	$12,797
Growth Opportunities Fund	$7,662
Large Cap Growth Fund	$424,939
Mid Cap Growth Fund	$254,524

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which Class A shares of each Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

Notes to Financial Statements (Continued)

The Trust also has a Plan of Distribution (Class B and Class C Plan) under which Class B and Class C shares of each Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class B and Class C Plan is 1.00% of average daily net assets attributable to Class B and Class C shares.

UNDERWRITING AGREEMENT

The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and Underwriter, the Underwriter earned the following from underwriting and broker commissions on the sale of shares of the following Funds during the six months ended September 30, 2011:

Amount
Diversified Small Cap Growth Fund	$666
Growth Opportunities Fund	$1,851
Large Cap Growth Fund	$14,105
Mid Cap Growth Fund	$20,467

In addition, the Underwriter collected contingent deferred sales charges on the redemption of Class C shares of the following Funds during the six months ended September 30, 2011:

Amount
Diversified Small Cap Growth Fund	$—
Growth Opportunities Fund	$824
Large Cap Growth Fund	$7,622
Mid Cap Growth Fund	$6,176

COMPLIANCE SERVICES AGREEMENT

Under the terms of the Compliance Services Agreement between the Trust and JPMorgan, JPMorgan provides certain compliance services to the Trust and provides administrative support services to the Funds' Compliance Program and Chief Compliance Officer. For these services, JPMorgan receives an annual fee from each Fund.

AFFILIATED INVESTMENTS

Each Fund may invest in the Touchstone Institutional Money Market Fund, subject to compliance with several conditions set forth in an order received by the Trust from the Securities and Exchange Commission. To the extent that the other Touchstone Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of each Fund's investment, as applicable, in the Touchstone Institutional Money Market Fund for the six months ended September 30, 2011, is as follows:

	Share Activity
	Balance 03/31/11	Purchases	Sales	Balance 09/30/11	Dividends	Value 09/30/11
Diversified Small Cap Growth Fund	$570,303	4,842,819	(4,352,454)	1,060,668	$586	$1,060,668
Growth Opportunities Fund	$5,960,100	53,592,571	(56,896,662)	2,656,009	$2,830	$2,656,009
Large Cap Growth Fund	$18,843,499	184,424,105	(193,286,770)	9,980,834	$9,649	$9,980,834
Mid Cap Growth Fund	$31,921,928	190,445,977	(189,961,452)	32,406,453	$12,709	$32,406,453

Notes to Financial Statements (Continued)

5. Capital Share Transactions

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	Diversified Small Cap Growth Fund		Growth Opportunities Fund
	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011
Class A
Shares issued	32,553	378,384	368,658	623,347
Shares reinvested	—	—	—	10,304
Shares issued in connection with merger (A)	—	—	—	2,139,892
Shares redeemed	(691,373)	(430,679)	(552,567)	(479,910)
Change in shares outstanding	(658,820)	(52,295)	(183,909)	2,293,633
Shares outstanding, beginning of period	1,346,351	1,398,646	3,835,273	1,541,640
Shares outstanding, end of period	687,531	1,346,351	3,651,364	3,835,273
Class C
Shares issued	1,963	2,077	16,423	63,300
Shares reinvested	—	—	—	604
Shares issued in connection with merger (A)	—	—	—	71,974
Shares redeemed	(20,815)	(74,947)	(60,510)	(100,133)
Change in shares outstanding	(18,852)	(72,870)	(44,087)	35,745
Shares outstanding, beginning of period	216,147	289,017	450,685	414,940
Shares outstanding, end of period	197,295	216,147	406,598	450,685
Class Y
Shares issued	956,429	321,331	341,271	38,582
Shares reinvested	—	—	—	356
Shares redeemed	(385,873)	(956,921)	(27,592)	(28,974)
Change in shares outstanding	570,556	(635,590)	313,679	9,964
Shares outstanding, beginning of period	1,641,749	2,277,339	116,130	106,166
Shares outstanding, end of period	2,212,305	1,641,749	429,809	116,130
Institutional Class
Shares issued	—	—	735,775	1,534,668
Shares reinvested	—	—	—	11,714
Shares redeemed	—	—	(155,489)	(371,672)
Change in shares outstanding	—	—	580,286	1,174,710
Shares outstanding, beginning of period	—	—	2,214,179	1,039,469
Shares outstanding, end of period	—	—	2,794,465	2,214,179

Notes to Financial Statements (Continued)

	Large Cap Growth Fund		Mid Cap Growth Fund
	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011
Class A
Shares issued	873,882	1,717,578	2,088,285	4,762,956
Shares issued in connection with merger (A)	955,798	—	—	—
Shares redeemed	(4,263,009)	(6,145,961)	(7,870,990)	(10,222,948)
Change in shares outstanding	(2,433,329)	(4,428,383)	(5,782,705)	(5,459,992)
Shares outstanding, beginning of period	11,697,676	16,126,059	23,450,449	28,910,441
Shares outstanding, end of period	9,264,347	11,697,676	17,667,744	23,450,449
Class B
Shares issued	273	497	3,352	3,047
Shares redeemed	(77,186)	(183,395)	(281,282)	(813,490)
Change in shares outstanding	(76,913)	(182,898)	(277,930)	(810,443)
Shares outstanding, beginning of period	564,675	747,573	1,118,887	1,929,330
Shares outstanding, end of period	487,762	564,675	840,957	1,118,887
Class C
Shares issued	115,209	307,981	237,068	691,203
Shares issued in connection with merger (A)	72,432	—	—	—
Shares redeemed	(812,325)	(2,093,465)	(1,166,921)	(2,807,974)
Change in shares outstanding	(624,684)	(1,785,484)	(929,853)	(2,116,771)
Shares outstanding, beginning of period	5,335,052	7,120,536	10,732,309	12,849,080
Shares outstanding, end of period	4,710,368	5,335,052	9,802,456	10,732,309
Class Y
Shares issued	3,940,777	2,946,985	4,431,693	1,211,907
Shares redeemed	(3,324,039)	(6,670,020)	(769,388)	(608,943)
Change in shares outstanding	616,738	(3,723,035)	3,662,305	602,964
Shares outstanding, beginning of period	13,169,603	16,892,638	1,893,583	1,290,619
Shares outstanding, end of period	13,786,341	13,169,603	5,555,888	1,893,583
Institutional Class (B)
Shares issued	—	—	244,293	—
Shares redeemed	—	—	(3,885)	—
Change in shares outstanding	—	—	240,408	—
Shares outstanding, beginning of period	—	—	—	—
Shares outstanding, end of period	—	—	240,408	—

(A)  See footnote 8 in the notes to financial statements

(B)  Represents the period from commencement of operations (April 1, 2011) through September 30, 2011.

6. Federal Tax Information

Federal income tax — It is each Fund's policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not

Notes to Financial Statements (Continued)

the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended March 31, 2011 and 2010 was as follows:

	Diversified Small Cap Growth Fund		Growth Opportunities Fund
	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2011	Year Ended March 31, 2010
From ordinary income	$—	$—	$545,653	$—
	Large Cap Growth Fund		Mid Cap Growth Fund
	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2011	Year Ended March 31, 2010
From ordinary income	$—	$2,186,079	$—	$—
From tax return of capital	—	500,658	—	—
	$—	$2,686,737	$—	$—

The following information is computed on a tax basis for each item as of March 31, 2011:

	Diversified Small Cap Growth Fund	Growth Opportunities Fund	Large Cap Growth Fund	Mid Cap Growth Fund
Tax cost of portfolio investments	$33,982,216	$161,087,076	$589,322,680	$793,762,392
Gross unrealized appreciation	9,903,564	16,939,602	200,905,813	150,050,701
Gross unrealized depreciation	(734,552)	(2,187,567)	(297,083)	(8,306,385)
Net unrealized appreciation (depreciation)	9,169,012	14,752,035	200,608,730	141,744,316
Accumulated capital and other losses	(18,195,850)	(33,732,626)	(213,592,248)	—
Undistributed capital gains	—	—	—	28,008,948
Accumulated earnings (deficit)	$(9,026,838)	$(18,980,591)	$(12,983,518)	$169,753,264

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals.

Notes to Financial Statements (Continued)

As of March 31, 2011, the Funds had the following capital loss carryforwards for federal income tax purposes.

Fund	Amount		Expires March 31,
Diversified Small Cap Growth Fund	$8,636,383		2014
	3,627,106		2017
	5,932,361		2018
	$18,195,850
Growth Opportunities Fund	$17,098,132		2012
	1,976,702		2013
	1,053,666	*	2016
	12,174,612	*	2017
	1,429,514	*	2018
	$33,732,626
Large Cap Growth Fund	$213,592,248		2018

*  Amount may be limited by current income tax regulations.

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

During the year ended March 31, 2011, the following Funds utilized capital loss carryforwards:

Fund	Amount
Diversified Small Cap Growth Fund	$2,800,060
Growth Opportunities Fund	20,668,056
Large Cap Growth Fund	124,487,125
Mid Cap Growth Fund	131,553,464

The Growth Opportunities Fund had $1,219,724 of capital losses expire unutilized during the year ended March 31, 2011.

Certain reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have been made to the components of capital. These reclassifications have no impact on the net assets or net asset value per share of the Funds and are designed to present the Funds' capital accounts on a tax basis. The following reclassifications which are primarily attributed to the tax treatment of net investment loss, REIT distributions, partnership investments, expiration of prior year capital loss carryovers, non-taxable distributions from underlying investments and carryovers of temporary differences due to mergers have been made to the following Funds for the year ended March 31, 2011:

	Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
Diversified Small Cap Growth Fund	$(302,233)	$302,233	$—
Growth Opportunities Fund	$11,678,569	$233,170	$(11,911,739)
Large Cap Growth Fund	$(3,026,802)	$2,972,130	$54,672
Mid Cap Growth Fund	$(2,938,135)	$2,703,812	$234,323

Notes to Financial Statements (Continued)

For the six months ended September 30, 2011, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

Fund	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Diversified Small Cap Growth Fund	$29,989,705	$3,385,981	$(2,860,242)	$525,739
Growth Opportunities Fund	$159,316,924	$4,046,506	$(17,854,663)	$(13,808,157)
Large Cap Growth Fund	$539,987,562	$145,724,143	$(41,577,739)	$104,146,404
Mid Cap Growth Fund	$701,421,840	$32,694,913	$(87,474,621)	$(54,779,708)

The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended March 31, 2008 through 2011) and have concluded that no provision for income tax is required in their financial statements.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds' fiscal year ending March 31, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each fund's pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Funds, if any, will be contained within the "Federal Tax Information" section of the financial statement notes for the fiscal year ending March 31, 2012.

7. Commitments and Contingencies

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. Fund Mergers

On October 8, 2010, a Special Meeting of Shareholders was held to approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of assets and liabilities of the Touchstone Large Cap Core Equity Fund to the Growth Opportunities Fund in exchange for shares of the Growth Opportunities Fund and the subsequent liquidation of the Touchstone Large Cap Core Equity Fund. The Agreement and Plan of Reorganization was approved and the merger took place on October 22, 2010.

The merger was approved as follows:

	Number of Votes
	For	Against	Abstain
Large Cap Core Equity Fund	3,045,776	22,222	699,621

Notes to Financial Statements (Continued)

The following is a summary of shares outstanding, net assets, net asset value per share, unrealized appreciation (depreciation) and realized gain (loss) immediately before and after the reorganization:

	Before Reorganization		After Reorganization
	Large Cap Core Equity Fund	Growth Opportunities Fund	Growth Opportunities Fund
Shares	5,507,436	4,221,102	6,432,968
Net Assets	$47,429,798	$90,373,406	$137,803,204
Net Asset Value	$8.61	$21.41	$21.42
Unrealized Appreciation (Depreciation)	$5,752,014	$8,993,620	$14,745,634
Accumulated Net Realized Gain (Loss)	$(19,856)	$133,833	$113,977

On April 21, 2011, a Special Meeting of Shareholders was held to approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Touchstone Healthcare and Biotechnology Fund, a series of Touchstone Funds Group Trust, to the Large Cap Growth Fund in exchange for shares of the Large Cap Growth Fund and the subsequent liquidation of the Touchstone Healthcare and Biotechnology Fund. The Agreement and Plan of Reorganization was approved and the merger took place on May 6, 2011.

The merger was approved as follows:

	Number of Votes
	For	Against	Abstain
Healthcare and Biotechnology Fund	756,446	79,632	28,822

The following is a summary of shares outstanding, net assets, net asset value per share, unrealized appreciation (depreciation) and realized gain (loss) immediately before and after the reorganization:

	Before Reorganization		After Reorganization
	Healthcare and Biotechnology Fund	Large Cap Growth Fund	Large Cap Growth Fund
Shares	1,487,602	29,733,726	30,761,803
Net Assets	$25,653,016	$741,478,177	$767,131,193
Net Asset Value	$17.24	$24.94	$24.94
Unrealized Appreciation (Depreciation)	$7,230,578	$184,155,041	$191,385,619
Accumulated Net Realized Gain (Loss)	$(7,746,291)	$(193,595,589)	$(193,595,589)

9. Subsequent Events

During a meeting of the Board of Trustees held June 22, 2011, the Trustees unanimously approved a change in the Sub-Administrator and Transfer Agent to the Funds. Effective on or about December 3, 2011, Bank of New York Mellon will assume responsibility for these services.

Touchstone Investments and Old Mutual Asset Management announced on October 4, 2011 that Touchstone Advisors, Inc., a wholly owned subsidiary of Western & Southern Financial Group, has entered into a definitive agreement with Old Mutual Asset Management, the U.S. based global asset management business of Old Mutual plc, and its subsidiary Old Mutual Capital, Inc. for Touchstone to acquire selected assets of Old Mutual Asset Management's U.S. mutual fund business.

Notes to Financial Statements (Continued)

Consummation of the transaction is subject to certain conditions and approvals and is expected to be completed early in the second quarter of 2012. Upon the completion of the transaction, 17 Old Mutual Funds will be reorganized into Touchstone Funds with Old Mutual Asset Management's affiliated investment managers continuing as sub-advisors to a significant majority of the Funds.

There were no other subsequent events that necessitated recognition or disclosures.

Portfolio of Investments
Touchstone Diversified Small Cap Growth Fund – September 30, 2011 (Unaudited)

Common Stocks — 95.6%	Shares	Market Value
Health Care — 21.7%
Acorda Therapeutics, Inc.*	20,800	$415,168
Alexion Pharmaceuticals, Inc.*	6,086	389,869
Auxilium Pharmaceuticals, Inc.*†	20,030	300,250
BioMarin Pharmaceutical, Inc.*	20,141	641,894
DexCom, Inc.*	11,855	142,260
Fluidigm Corp.*†	5,848	81,463
Genomic Health, Inc.*	26,000	571,480
HMS Holdings Corp.*	15,715	383,289
Impax Laboratories, Inc.*	9,575	171,488
Insulet Corp.*	28,441	434,010
NxStage Medical, Inc.*	30,884	644,240
RTI Biologics, Inc.*	74,585	245,385
Salix Pharmaceuticals Ltd.*	13,730	406,408
SonoSite, Inc.*	14,245	432,193
Spectranetics Corp. (The)*	48,625	347,182
Thoratec Corp.*	12,290	401,145
United Therapeutics Corp.*	6,670	250,058
		6,257,782
Information Technology — 21.4%
Ariba, Inc.*	9,410	260,751
Aruba Networks, Inc.*	4,115	86,045
Aspen Technology, Inc.*	20,285	309,752
Cadence Design Systems, Inc.*	23,405	216,262
Cavium, Inc.*	12,067	325,930
comScore, Inc.*	19,452	328,155
Finisar Corp.*	20,086	352,308
j2 Global Communications, Inc.	11,315	304,374
MAXIMUS, Inc.	10,647	371,580
Mellanox Technologies Ltd.*	11,855	370,113
MICROS Systems, Inc.*	7,188	315,625
Microsemi Corp.*	21,137	337,769
Multi-Fineline Electronix, Inc.*	12,266	244,584
Netscout Systems, Inc.*	13,369	152,674
Parametric Technology Corp.*	15,060	231,623
Polycom, Inc.*	11,010	202,254
RF Micro Devices, Inc.*	52,815	334,847
Riverbed Technology, Inc.*	11,043	220,418
Skyworks Solutions, Inc.*	10,497	188,316
Taleo Corp. - Class A*	10,886	279,988
VeriFone Systems, Inc.*	9,291	325,371
Virtusa Corp.*	18,915	249,678
VistaPrint NV*	5,815	157,180
		6,165,597
Consumer Discretionary — 19.8%
99 Cents Only Stores*	20,373	375,271
American Public Education, Inc.*	9,538	324,292
Big Lots, Inc.*	13,029	453,800
BJ's Restaurants, Inc.*	7,084	312,475
Body Central Corp.*	19,740	358,478
Buffalo Wild Wings, Inc.*†	5,030	300,794
Capella Education Co.*	9,592	272,221
Cato Corp. (The) - Class A	14,348	323,691

	Shares	Market Value
Chico's FAS, Inc.	22,967	$262,513
Coinstar, Inc.*†	11,925	477,000
Deckers Outdoor Corp.*	2,398	223,637
DSW, Inc. - Class A	6,925	319,797
LKQ Corp.*	8,787	212,294
Steiner Leisure Ltd.*	6,345	258,686
Texas Roadhouse, Inc.	22,170	293,087
Tractor Supply Co.	4,627	289,419
Tupperware Brands Corp.	3,625	194,808
Vera Bradley, Inc.*†	12,605	454,410
		5,706,673
Industrials — 14.8%
Aerovironment, Inc.*	6,830	192,265
American Science & Engineering, Inc.	2,430	148,352
Applied Industrial Technologies, Inc.	14,040	381,326
Ceradyne, Inc.*	11,811	317,598
CLARCOR, Inc.	11,685	483,525
Clean Harbors, Inc.*	5,475	280,867
ESCO Technologies, Inc.	9,215	234,982
HUB Group, Inc. - Class A*	11,334	320,412
Landstar System, Inc.	8,440	333,886
MasTec, Inc.*	8,100	142,641
Raven Industries, Inc.	1,549	74,662
Rollins, Inc.	16,820	314,702
Toro Co.	5,965	293,896
Triumph Group, Inc.	4,660	227,128
Wabtec Corp.	7,088	374,743
Woodward, Inc.	5,762	157,879
		4,278,864
Financials — 9.0%
Cash America International, Inc.	8,165	417,721
Encore Capital Group, Inc.*	15,428	337,102
Ezcorp, Inc. - Class A*	21,230	605,904
Financial Engines, Inc.*	6,910	125,140
First Cash Financial Services, Inc.*	16,190	679,171
Portfolio Recovery Associates, Inc.*	7,024	437,033
		2,602,071
Energy — 6.5%
Brigham Exploration Co.*	13,590	343,283
CARBO Ceramics, Inc.	716	73,411
Dril-Quip, Inc.*	5,570	300,279
Gulfport Energy Corp.*	4,855	117,394
Lufkin Industries, Inc.	4,275	227,473
Newpark Resources, Inc.*	45,875	279,379
Petroquest Energy, Inc.*†	49,472	272,096
World Fuel Services Corp.	7,984	260,678
		1,873,993
Materials — 1.7%
Balchem Corp.	8,732	325,791
LSB Industries, Inc.*	5,477	157,025
		482,816

Touchstone Diversified Small Cap Growth Fund (Continued)

Common Stocks — 95.6% (Continued)	Shares	Market Value
Telecommunication Services — 0.7%
NTELOS Holdings Corp.	11,615	$205,934
Total Common Stocks		$27,573,730
Investment Funds — 10.2%
Invesco Liquid Assets Portfolio**	1,881,046	1,881,046
Touchstone Institutional Money Market Fund^	1,060,668	1,060,668
Total Investment Funds		$2,941,714
Total Investment Securities — 105.8% (Cost $29,617,429)		$30,515,444
Liabilities in Excess of Other Assets — (5.8%)		(1,678,409)
Net Assets — 100.0%		$28,837,035

*  Non-income producing security.

†  All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2011, was $1,745,444.

**  Represents collateral for securities loaned.

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$27,573,730	$—	$—	$27,573,730
Investment Funds	2,941,714	—	—	2,941,714
				$30,515,444

See accompanying notes to financial statements.

Portfolio of Investments
Touchstone Growth Opportunities Fund – September 30, 2011 (Unaudited)

Common Stocks — 98.1%	Shares	Market Value
Information Technology — 38.4%
Alliance Data Systems Corp.*	38,430	$3,562,461
Apple, Inc.*	21,860	8,332,595
ATMI, Inc.*	58,445	924,600
Autodesk, Inc.*	58,080	1,613,462
Broadcom Corp. - Class A*	88,350	2,941,171
Cavium, Inc.*	94,170	2,543,532
Check Point Software Technologies Ltd.*	57,640	3,041,086
Cisco Systems, Inc.	232,548	3,602,169
Citrix Systems, Inc.*	53,240	2,903,177
EMC Corp.*	137,370	2,883,396
Google, Inc. - Class A*	8,500	4,372,230
Mastercard, Inc. - Class A	9,070	2,876,641
NICE Systems Ltd. ADR*	77,517	2,352,641
Nuance Communications, Inc.*	140,020	2,850,807
Oracle Corp.	131,625	3,782,903
QUALCOMM, Inc.	78,949	3,839,290
Red Hat, Inc.*	82,150	3,471,659
		55,893,820
Industrials — 17.7%
Avis Budget Group, Inc.*	231,450	2,238,121
BE Aerospace, Inc.*	98,060	3,246,767
Danaher Corp.	66,470	2,787,752
Dover Corp.	53,670	2,501,022
FedEx Corp.	50,460	3,415,133
General Electric Co.	191,030	2,911,297
Hexcel Corp.*	116,823	2,588,798
IDEX Corp.	86,460	2,694,093
United Technologies Corp.	48,480	3,411,053
		25,794,036
Health Care — 12.6%
Celgene Corp.*	89,000	5,510,880
DENTSPLY International, Inc.	120,140	3,687,097
Gilead Sciences, Inc.*	84,470	3,277,436
Hill-Rom Holdings, Inc.	74,980	2,250,899
Vertex Pharmaceuticals, Inc.*	81,720	3,639,809
		18,366,121
Materials — 8.9%
Celanese Corp.	81,490	2,650,870
Dow Chemical Co. (The)	104,020	2,336,289
Greif, Inc. - Class A	48,160	2,065,583
International Flavors & Fragrances, Inc.	51,124	2,874,191
Westlake Chemical Corp.	86,461	2,963,883
		12,890,816
Energy — 7.4%
Halliburton Co.	68,790	2,099,471
National Oilwell Varco, Inc.	58,300	2,986,126
Tesoro Corp.*	183,523	3,573,193
Weatherford International Ltd.*	175,130	2,138,337
		10,797,127

	Shares	Market Value
Consumer Staples — 7.0%
General Mills, Inc.	86,350	$3,321,885
Hershey Co. (The)	52,780	3,126,687
Ralcorp Holdings, Inc.*	48,550	3,724,270
		10,172,842
Consumer Discretionary — 6.1%
Nordstrom, Inc.	59,960	2,738,973
Penn National Gaming, Inc.*	87,230	2,903,887
Tenneco, Inc.*	128,666	3,295,136
		8,937,996
Total Common Stocks		$142,852,758
Investment Fund — 1.8%
Touchstone Institutional Money Market Fund^	2,656,009	2,656,009
Total Investment Securities — 99.9% (Cost $159,166,552)		$145,508,767
Other Assets in Excess of Liabilities — 0.1%		205,480
Net Assets — 100.0%		$145,714,247

*  Non-income producing security.

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

Portfolio Abbreviations:

ADR – American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$142,852,758	$—	$—	$142,852,758
Investment Funds	2,656,009	—	—	2,656,009
				$145,508,767

See accompanying notes to financial statements.

Portfolio of Investments
Touchstone Large Cap Growth Fund – September 30, 2011 (Unaudited)

Common Stocks — 98.5%	Shares	Market Value
Consumer Discretionary — 32.4%
Amazon.com, Inc.*	73,707	$15,937,665
AutoZone, Inc.*	78,780	25,145,788
Chipotle Mexican Grill, Inc.*	82,935	25,125,158
DIRECTV Group, Inc. - Class A*	371,595	15,699,889
Dollar Tree, Inc.*	261,200	19,618,732
Family Dollar Stores, Inc.	368,657	18,749,895
McDonald's Corp.	219,100	19,241,362
Ralph Lauren Corp.	98,200	12,736,540
Starbucks Corp.	364,000	13,573,560
Tiffany & Co.	225,000	13,684,500
TJX Cos., Inc.	271,700	15,071,199
Yum! Brands, Inc.	279,400	13,799,566
		208,383,854
Information Technology — 17.7%
Altera Corp.	275,500	8,686,515
Apple, Inc.*	46,695	17,799,200
Baidu, Inc. ADR*	165,960	17,742,784
Cognizant Technology Solutions Corp. - Class A*	285,170	17,880,159
International Business Machines Corp.	123,840	21,675,715
Mastercard, Inc. - Class A	39,450	12,511,962
Salesforce.com, Inc.*	155,500	17,770,540
		114,066,875
Consumer Staples — 17.0%
Cia de Bebidas das Americas ADR	401,400	12,302,910
Coca-Cola Co. (The)	213,300	14,410,548
Estee Lauder Cos., Inc. (The) - Class A	193,000	16,953,120
Green Mountain Coffee Roasters, Inc.*	196,300	18,244,122
Hershey Co. (The)	254,200	15,058,808
Mead Johnson Nutrition Co.	279,450	19,234,544
Reynolds American, Inc.	349,600	13,103,008
		109,307,060
Health Care — 13.1%
AmerisourceBergen Corp.	388,375	14,474,736
Biogen Idec, Inc.*	150,000	13,972,500
Cerner Corp.*	268,740	18,414,065
Edwards Lifesciences Corp.*	157,000	11,190,960
Perrigo Co.	143,140	13,900,326
UnitedHealth Group, Inc.	262,950	12,127,254
		84,079,841
Energy — 9.6%
Chevron Corp.	137,900	12,758,508
Concho Resources, Inc.*	136,310	9,697,093
ConocoPhillips	176,540	11,178,513
El Paso Corp.	725,000	12,673,000
Marathon Oil Corp.	287,350	6,201,013
Pioneer Natural Resources Co.	139,200	9,155,184
		61,663,311

	Shares	Market Value
Industrials — 5.0%
Caterpillar, Inc.	137,900	$10,182,536
Deere & Co.	206,220	13,315,625
Rockwell Automation, Inc.	160,100	8,965,600
		32,463,761
Telecommunication Services — 2.2%
BCE, Inc.	377,000	14,122,420
Materials — 1.5%
Silver Wheaton Corp.	341,800	10,066,010
Total Common Stocks		$634,153,132
Investment Fund — 1.6%
Touchstone Institutional Money Market Fund^	9,980,834	9,980,834
Total Investment Securities — 100.1% (Cost $538,927,265)		$644,133,966
Liabilities in Excess of Other Assets — (0.1%)		(720,173)
Net Assets — 100.0%		$643,413,793

*  Non-income producing security.

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

Portfolio Abbreviations:

ADR – American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$634,153,132	$—	$—	$634,153,132
Investment Funds	9,980,834	—	—	9,980,834
				$644,133,966

See accompanying notes to financial statements.

Portfolio of Investments
Touchstone Mid Cap Growth Fund – September 30, 2011 (Unaudited)

Common Stocks — 95.6%	Shares	Market Value
Information Technology — 24.8%
Alliance Data Systems Corp.*	203,040	$18,821,808
Autodesk, Inc.*	484,730	13,465,799
Avago Technologies Ltd.	343,524	11,257,281
BMC Software, Inc.*	225,260	8,686,026
Check Point Software Technologies Ltd.*	303,760	16,026,378
Gartner, Inc.*	376,610	13,132,391
Juniper Networks, Inc.*	196,000	3,382,960
NICE Systems Ltd. ADR*	456,850	13,865,398
ON Semiconductor Corp.*	1,640,173	11,760,040
Red Hat, Inc.*	346,340	14,636,328
Salesforce.com, Inc.*	119,695	13,678,745
Teradata Corp.*	264,800	14,174,744
		152,887,898
Consumer Discretionary — 13.4%
Coach, Inc.	244,971	12,696,847
Discovery Communications, Inc. - Class A*	309,030	11,625,708
Lear Corp.	465,300	19,961,370
Nordstrom, Inc.	259,050	11,833,404
Penn National Gaming, Inc.*†	469,868	15,641,906
Priceline.com, Inc.*	23,935	10,757,825
		82,517,060
Materials — 12.8%
Albemarle Corp.	198,510	8,019,804
Crown Holdings, Inc.*	356,197	10,903,190
Ecolab, Inc.	317,480	15,521,597
Greif, Inc. - Class A	292,840	12,559,908
International Flavors & Fragrances, Inc.	242,155	13,613,954
Molycorp, Inc.*†	238,640	7,844,097
Solutia, Inc.*	817,978	10,511,017
		78,973,567
Health Care — 12.6%
DENTSPLY International, Inc.	530,070	16,267,848
Life Technologies Corp.*	225,260	8,656,742
Mettler-Toledo International, Inc.*	124,210	17,384,432
United Therapeutics Corp.*	335,885	12,592,329
Vertex Pharmaceuticals, Inc.*	360,010	16,034,845
Warner Chilcott PLC - Class A*	460,370	6,583,291
		77,519,487
Energy — 12.4%
Alpha Natural Resources, Inc.*†	368,890	6,525,664
CONSOL Energy, Inc.	289,470	9,821,717
Denbury Resources, Inc.*	874,250	10,053,875
Ensco PLC ADR	268,260	10,845,752
Tesoro Corp.*	990,510	19,285,230
Valero Energy Corp.	508,020	9,032,595
Weatherford International Ltd.*	918,290	11,212,321
		76,777,154
Industrials — 8.4%
Cooper Industries PLC	268,910	12,402,129
Dover Corp.	261,450	12,183,570

	Shares	Market Value
IDEX Corp.	373,080	$11,625,173
Precision Castparts Corp.	98,850	15,367,221
		51,578,093
Financials — 5.6%
Ameriprise Financial, Inc.	250,600	9,863,616
Discover Financial Services	613,830	14,081,260
IntercontinentalExchange, Inc.*	91,510	10,821,973
		34,766,849
Consumer Staples — 4.1%
Green Mountain Coffee Roasters, Inc.*	90,100	8,373,894
Ralcorp Holdings, Inc.*	223,150	17,117,836
		25,491,730
Telecommunication Services — 1.5%
NII Holdings, Inc.*	349,150	9,409,593
Total Common Stocks		$589,921,431
Investment Funds — 9.2%
Invesco Liquid Assets Portfolio**	24,314,248	24,314,248
Touchstone Institutional Money Market Fund^	32,406,453	32,406,453
Total Investment Funds		$56,720,701
Total Investment Securities — 104.8% (Cost $698,047,303)		$646,642,132
Liabilities in Excess of Other Assets — (4.8%)		(29,709,680)
Net Assets — 100.0%		$616,932,452

*  Non-income producing security.

†  All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2011, was $22,793,808.

**  Represents collateral for securities loaned.

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

Portfolio Abbreviations:

ADR – American Depositary Receipt

PLC – Public Limited Company

Touchstone Mid Cap Growth Fund (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$589,921,431	$—	$—	$589,921,431
Investment Funds	56,720,701	—	—	56,720,701
				$646,642,132

See accompanying notes to financial statements.

Other Items (Unaudited)

Proxy Voting Guidelines

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's (the Commission) website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2011 through September 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended September 30, 2011" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Other Items (Continued)

	Net Expense Ratio Annualized September 30, 2011	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During the Six Months Ended September 30, 2011 *
Touchstone Diversified Small Cap Growth Fund
Class A Actual	1.40%	$1,000.00	$794.00	$6.28
Class A Hypothetical	1.40%	$1,000.00	$1,018.00	$7.06
Class C Actual	2.15%	$1,000.00	$790.30	$9.62
Class C Hypothetical	2.15%	$1,000.00	$1,014.25	$10.83
Class Y Actual	1.15%	$1,000.00	$794.60	$5.16
Class Y Hypothetical	1.15%	$1,000.00	$1,019.25	$5.81
Touchstone Growth Opportunities Fund
Class A Actual	1.18%	$1,000.00	$791.80	$5.29
Class A Hypothetical	1.18%	$1,000.00	$1,019.10	$5.96
Class C Actual	1.93%	$1,000.00	$788.90	$8.63
Class C Hypothetical	1.93%	$1,000.00	$1,015.35	$9.72
Class Y Actual	0.95%	$1,000.00	$792.80	$4.26
Class Y Hypothetical	0.95%	$1,000.00	$1,020.25	$4.80
Institutional Class Actual	0.78%	$1,000.00	$793.40	$3.50
Institutional Class Hypothetical	0.78%	$1,000.00	$1,021.10	$3.94
Touchstone Large Cap Growth Fund
Class A Actual	1.25%	$1,000.00	$915.80	$5.99
Class A Hypothetical	1.25%	$1,000.00	$1,018.75	$6.31
Class B Actual	1.37%	$1,000.00	$915.70	$6.56
Class B Hypothetical	1.37%	$1,000.00	$1,018.15	$6.91
Class C Actual	2.00%	$1,000.00	$912.80	$9.56
Class C Hypothetical	2.00%	$1,000.00	$1,015.00	$10.08
Class Y Actual	0.99%	$1,000.00	$917.40	$4.75
Class Y Hypothetical	0.99%	$1,000.00	$1,020.05	$5.00
Touchstone Mid Cap Growth Fund
Class A Actual	1.36%	$1,000.00	$764.80	$6.00
Class A Hypothetical	1.36%	$1,000.00	$1,018.20	$6.86
Class B Actual	1.22%	$1,000.00	$759.30	$5.37
Class B Hypothetical	1.22%	$1,000.00	$1,018.90	$6.16
Class C Actual	2.10%	$1,000.00	$762.10	$9.25
Class C Hypothetical	2.10%	$1,000.00	$1,014.50	$10.58
Class Y Actual	1.07%	$1,000.00	$766.30	$4.72
Class Y Hypothetical	1.07%	$1,000.00	$1,019.65	$5.40
Institutional Class Actual	1.01%	$1,000.00	$759.30	$4.44
Institutional Class Hypothetical	1.01%	$1,000.00	$1,019.95	$5.10

*  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or 366]] (to reflect one-half year period).

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today's world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•  We collect only the information we need to service your account and administer our business.

•  We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•  We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•  Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•  Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•  We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•  We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•  We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•  We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* Capital Analysts Incorporated and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

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303 Broadway, Suite 1100

Cincinnati, OH 45202-4203

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203 800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

JPMorgan Chase Bank, N.A.

P.O. Box 5354

Cincinnati, Ohio 45201-5354

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-54-TST-SAR-1110

Item 2.  Code of Ethics.

Not required for Semiannual Reports.

Item 3.  Audit Committee Financial Expert.

Not required for Semiannual Reports.

Item 4.  Principal Accountant Fees and Services.

Not required for Semiannual Reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable

Item 6.  Schedule of Investments.

(a)          The Schedule of Investments in securities of unaffiliated issuers is included in the Semiannual Report.

(b)         Not Applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Governance Committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board.  Shareholders who wish to submit recommendations for nominations to the Board to fill the vacancy must submit their recommendations in writing to John P. Zanotti, Chairman of the Governance Committee, c/o Touchstone, 303 Broadway, Suite 1100, Cincinnati, OH 45202.  Shareholders should include appropriate information on the background and qualifications of any person recommended to the Governance Committee (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if nominated and elected.  Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration in the event of a future vacancy on the Board.

Item 11. Controls and Procedures.

(a)                                  Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(2)         Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

(b)                      Certification required by Item 11(b) of Form N-CSR is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)

/s/ Jill T. McGruder
Jill T. McGruder
President

Date: December 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jill T. McGruder
Jill T. McGruder
President

Date: December 8, 2011

/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft
Controller & Treasurer

Date: December 8, 2011